Equity (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Equity Abstract
Dividends and interest on capital (1)	$ 13,076	$ 14,754
Share repurchase program (2)	381	735
Total capital remuneration reserve	$ 13,457	$ 15,489